Financial Instruments with Off-Balance-Sheet Risk - Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 340,779	$ 213,710
Unused Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	307,332	185,633
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 33,447	$ 28,077